                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shanna S. Sullivan
Title:   Vice President
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

 /S/ Shanna S. Sullivan         Greenwich, CT             July 11, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
--------------------         --------------------------------------------
028-01190                    Frank Russell Company
028-05788                    IXIS Asset Management Advisors, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:  Sound Shore Management, Inc.

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          58
Form 13F Information Table Value Total: $ 7,784,920
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number      Name
---      --------------------      ----
 1          028-01190              Frank Russell Company
 2          028-05788              IXIS Asset Management Advisors, L.P.

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                                                                        6/30/2007
                                                                          Item 6                                Item 8
                                           Item 4                 Investment Discretion                    Voting Authority
                      Item 2                Mkt.                 ------------------------             ---------------------------
Item 1                Title      Item 3    Value x                  Sole    Shared  Other    Item 7      Sole    Shared   None
Name of Issuer       of Class Cusip Number  $1000  Item 5 Shares    (A)      (B)     (C)     Mgrs.       (A)      (B)      (C)
--------------       -------- ------------ ------- ------------- ---------- ------- -----    ------   ---------- ------ ---------
AES Corporation       COMMON   00130H105   259,637  11,866,391   11,251,827 614,564                    8,690,327   0    3,176,064
Altria Group, Inc.    COMMON   02209S103       642       9,150        9,150       0                        5,850   0        3,300
American Intl
  Group, Inc.         COMMON   026874107   233,221   3,330,296    3,159,858 170,438                    2,443,758   0      886,538
Aon Corporation       COMMON   037389103   199,643   4,685,355    4,442,971 242,384                    3,435,371   0    1,249,984
Apache Corporation    COMMON   037411105    80,750     989,700      938,922  50,778                      724,822   0      264,878
Apollo Group, Inc.    COMMON   037604105   193,423   3,310,341    3,142,360 167,981                    2,425,560   0      884,781
BCE, Inc. New         COMMON   05534B760       242       6,405        6,405       0                        2,745   0        3,660
Bank of America
  Corporation         COMMON   060505104   226,007   4,622,763    4,380,588 242,175                    3,363,988   0    1,258,775
Barr
  Pharmaceuticals
  Inc.                COMMON   068306109   229,444   4,567,859    4,323,913 243,946                    3,350,313   0    1,217,546
Barrick Gold
  Corporation         COMMON   067901108   217,768   7,491,157    7,087,705 403,452                    5,476,105   0    2,015,052
Baxter
  International Inc   COMMON   071813109   119,352   2,118,428    2,007,805 110,623                    1,550,805   0      567,623
Berkshire Hathaway,
  Inc.                COMMON   084670108    66,451         607          607       0                          448   0          159
Berkshire Hathaway,
  Inc. Cl B           COMMON   084670207    11,424       3,169        2,831     338                        2,831   0          338
Boston Scientific
  Corporation         COMMON   101137107   217,794  14,197,761   13,496,721 701,040                   10,394,621   0    3,803,140
CIGNA Corporation     COMMON   125509109   114,437   2,191,441    2,077,962 113,479                    1,605,862   0      585,579
Chubb Corporation     COMMON   171232101    80,303   1,483,256    1,404,314  78,942                    1,083,014   0      400,242
CitiGroup, Inc.       COMMON   172967101   199,959   3,898,587    3,703,689 194,898                    2,845,648   0    1,052,939
Citizen's
  Communications      COMMON   17453B101       588      38,500       38,500       0                       16,500   0       22,000
Comcast Corporation
  Class A             COMMON   20030N101   163,240   5,805,121    5,517,598 287,523                    4,213,498   0    1,591,623
ConocoPhillips, Inc.  COMMON   20825C104   162,070   2,064,590    1,960,230 104,360                    1,515,530   0      549,060
Cytec Industries,
  Inc.                COMMON   232820100    65,158   1,021,772      970,513  51,259                      751,013   0      270,759
DIRECTV Group Inc     COMMON   25459L106       410      17,750       17,750       0                        6,750   0       11,000
El Paso Corporation   COMMON   28336L109   247,988  14,392,802   13,674,047 718,755                   10,585,447   0    3,807,355
Fannie Mae            COMMON   313586109       655      10,025       10,025       0                        2,025   0        8,000
General Electric
  Company             COMMON   369604103   293,198   7,659,288    7,271,545 387,743                    5,645,645   0    2,013,643
Goodyear Tire &
  Rubber Company      COMMON   382550101   121,178   3,486,130    3,309,579 176,551                    2,558,179   0      927,951
Halliburton Company   COMMON   406216101   134,329   3,893,586    3,693,764 199,822                    2,855,364   0    1,038,222
Hewlett-Packard
  Company             COMMON   428236103   185,138   4,149,221    3,934,822 214,399                    3,026,022   0    1,123,199
Honda Motor Co. Ltd   COMMON   438128308   187,109   5,155,944    4,886,054 269,890                    3,763,754   0    1,392,190
Intl Business
  Machines Corp.      COMMON   459200101       216       2,048        2,048                                    0   0        2,048
Interpublic Group
  of Cos.             COMMON   460690100   214,660  18,829,782   17,850,740 979,042                   13,849,840   0    4,979,942
Invesco PLC ADR       COMMON   46127U104   129,986   5,028,464    4,760,454 268,010                    4,077,654   0      950,810
Jabil Circuit, Inc    COMMON   466313103       353      15,999       15,999       0                        5,999   0       10,000
Kinetic Concepts,
  Inc.                COMMON   49460W208   154,387   2,970,697    2,832,612 138,085                    2,153,612   0      817,085
Kraft Foods, Inc.     COMMON   50075N104       223       6,331        6,331       0                        4,048   0        2,283
Liberty Media Hldg
  Corp Capital        COMMON   53071M302       472       4,008        1,969   2,039                          844   0        3,164
Lowe's Companies,
  Inc.                COMMON   548661107       299       9,750        9,750       0                        3,750   0        6,000
Lyondell Chemical
  Company             COMMON   552078107       650      17,500       17,500       0                        7,500   0       10,000

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                                                                  6/30/2007
                                                                       Item 6                             Item 8
                                         Item 4                Investment Discretion                 Voting Authority
                      Item 2   Item 3     Mkt.               --------------------------         ---------------------------
Item 1                Title    Cusip     Value x    Item 5      Sole     Shared   Other  Item 7    Sole    Shared   None
Name of Issuer       of Class  Number     $1000     Shares      (A)       (B)      (C)   Mgrs.     (A)      (B)      (C)
--------------       -------- --------- --------- ---------- ---------- --------- -----  ------ ---------- ------ ---------
Marsh & McLennan
  Companies           COMMON  571748102   203,562  6,592,019  6,261,159   330,860                4,858,159   0    1,733,860
Merck & Co. Inc.      COMMON  589331107       468      9,400      9,400         0                        0   0        9,400
Motorola Inc.         COMMON  620076109   157,163  8,879,252  8,425,235   454,017                6,510,535   0    2,368,717
Pfizer Inc.           COMMON  717081103   159,772  6,248,424  5,921,766   326,658                4,566,066   0    1,682,358
Royal Dutch Shell
  PLC ADR             COMMON  780259206   160,928  1,981,873  1,875,868   106,005                1,436,868   0      545,005
Southwest Airlines
  Company             COMMON  844741108   228,805 15,345,771 14,583,319   762,452               11,307,919   0    4,037,852
Sprint Nextel
  Corporation         COMMON  852061100   163,972  7,917,532  7,539,015   378,517                5,834,615   0    2,082,917
Symantec Corporation  COMMON  871503108   245,912 12,173,878 11,568,847   605,031                8,932,547   0    3,241,331
TJX Companies, Inc.   COMMON  872540109       804     29,250     29,250         0                   11,250   0       18,000
Texas Instruments
  Inc.                COMMON  882508104   173,517  4,611,136  4,376,007   235,129                3,382,607   0    1,228,529
Textron Incorporated  COMMON  883203101       385      3,500      3,500         0                    1,500   0        2,000
Time Warner, Inc.     COMMON  887317105   288,133 13,694,519 13,010,638   683,881               10,042,538   0    3,651,981
U.S. Bancorp          COMMON  902973304   138,839  4,213,612  3,977,649   235,963                3,000,849   0    1,212,763
Unilever NV ADR       COMMON  904784709   203,308  6,554,109  6,203,973   350,136                4,763,773   0    1,790,336
Unum Group            COMMON  91529Y106   158,889  6,085,365  5,770,701   314,664                4,467,001   0    1,618,364
Walt Disney Holding
  Company             COMMON  254687106   198,363  5,810,277  5,501,292   308,985                4,208,892   0    1,601,385
Washington Post
  Company             COMMON  939640108   243,367    313,581    297,294    16,287                  230,204   0       83,377
Waste Management,
  Inc.                COMMON  94106L109   233,270  5,973,630  5,672,500   301,130                4,396,300   0    1,577,330
Western Digital
  Corporation         COMMON  958102105    63,694  3,291,662  3,082,422   209,240                2,394,722   0      896,940
Flextronics
  International       COMMON  Y2573F102   248,967 23,052,474 21,850,395 1,202,079               16,787,495   0    6,264,979

   Totals:                58            7,784,920